UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):

January 19, 2016

Manulife Bank of Canada

(Exact name of securitizer as specified in its charter)

0001542000
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William Henry (416) 926-5577

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART 1 – REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Report under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), the securitizer terminates its reporting obligation under Rule 15Ga-1 as of the date of this report. The date of last payment of the last asset backed security outstanding held by non-affiliates was December 15, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Manulife Bank of Canada (Securitizer)

By:	/s/ William Henry
Name: William Henry
Title: VP and Treasurer

Date: January 19, 2016